Fair Values of Financial Instruments - Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Balance at January 1	$ 3,074,227	$ 2,971,106
Sales	(2,865,294)
Principal payments received		(4,466)
Unrealized gains included in other comprehensive income	(208,933)	107,587
Balance at December 31	$ 0	$ 3,074,227